Disclosure of detailed information about property plant and equipment (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 412,732	$ 995,502
Cost Additions	4,160	13,829
Cost foreign exchange	(1,584)	(2,089)
Property and equipment, cost, ending balance	415,308	1,007,242
Accumulated depreciation, beginning balance	285,342	591,691
Accumulated depreciation, depreciation	27,349	28,918
Accumulated depreciation foreign exchange	(1,418)	(2,471)
Accumulated depreciation, ending balance	311,273	618,138
Property and equipment, net book value	104,035		$ 127,390
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	59,102	218,851
Cost Additions
Cost foreign exchange	44	(398)
Property and equipment, cost, ending balance	59,146	218,453
Accumulated depreciation, beginning balance	59,102	63,367
Accumulated depreciation, depreciation		1,743
Accumulated depreciation foreign exchange	44	(258)
Accumulated depreciation, ending balance	59,146	64,852
Property and equipment, net book value
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	271,636	603,607
Cost Additions	4,160	13,829
Cost foreign exchange	(1,749)	776
Property and equipment, cost, ending balance	274,047	618,212
Accumulated depreciation, beginning balance	180,579	406,231
Accumulated depreciation, depreciation	27,085	22,953
Accumulated depreciation foreign exchange	(1,583)	(2,160)
Accumulated depreciation, ending balance	206,081	427,024
Property and equipment, net book value	67,966		91,057
Furniture and Fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	81,994	173,044
Cost Additions
Cost foreign exchange	121	(2,467)
Property and equipment, cost, ending balance	82,115	170,577
Accumulated depreciation, beginning balance	45,661	122,093
Accumulated depreciation, depreciation	264	4,222
Accumulated depreciation foreign exchange	121	(53)
Accumulated depreciation, ending balance	46,046	$ 126,262
Property and equipment, net book value	$ 36,069		$ 36,333